Exhibit 99.1

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	May 2015
Distribution Date	6/15/2015
Transaction Month	23
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 1, 2013
Closing Date:	June 27, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:	$1,514,531,732.70

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%	July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%	March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%	September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%	February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%	February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%	February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%	September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$307,579,741.31	0.7136421	$275,577,609.30	0.6393912	$32,002,132.01
Class A-4 Notes	$167,690,000.00	1.0000000	$167,690,000.00	1.0000000	$-
Class B Notes	$27,270,000.00	1.0000000	$27,270,000.00	1.0000000	$-
Class C Notes	$40,890,000.00	1.0000000	$40,890,000.00	1.0000000	$-
Class D Notes	$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities	$576,739,741.31	0.3836849	$544,737,609.30	0.3623950	$32,002,132.01

Weighted Avg. Coupon (WAC)	3.46%		3.47%
Weighted Avg. Remaining Maturity (WARM)	35.54		34.71
Pool Receivables Balance	$610,221,480.09		$577,562,580.37
Remaining Number of Receivables	54,328		53,008

Adjusted Pool Balance	$599,457,717.30		$567,455,585.29

III. COLLECTIONS

Principal:
Principal Collections	$31,931,621.54
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$559,677.74
Total Principal Collections	$32,491,299.28

Interest:
Interest Collections	$1,750,300.59
Late Fees & Other Charges	$53,354.28
Interest on Repurchase Principal	$-
Total Interest Collections	$1,803,654.87

Collection Account Interest	$2,150.29
Reserve Account Interest	$255.34
Servicer Advances	$-

Total Collections	$34,297,359.78

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	May 2015
Distribution Date	6/15/2015
Transaction Month	23
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$34,297,359.78
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$34,297,359.78

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$508,517.90		$508,517.90	$508,517.90
Collection Account Interest					$2,150.29
Late Fees & Other Charges					$53,354.28
Total due to Servicer					$564,022.47

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$181,984.68		$181,984.68
Class A-4 Notes		$141,139.08		$141,139.08

Total Class A interest:		$323,123.76		$323,123.76	$323,123.76

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,951.25		$32,951.25	$32,951.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,268.25		$58,268.25	$58,268.25

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

Available Funds Remaining:					$33,250,153.38

9. Regular Principal Distribution Amount:					$32,002,132.01

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$32,002,132.01
Class A-4 Notes		$-
Class A Notes Total:	$32,002,132.01	$32,002,132.01
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$32,002,132.01	$32,002,132.01

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			1,248,021.37

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$10,763,762.79
Beginning Period Amount	$10,763,762.79
Current Period Amortization	$656,767.71
Ending Period Required Amount	$10,106,995.08
Ending Period Amount	$10,106,995.08
Next Distribution Date Required Amount	$9,477,359.24

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$22,717,975.99	$22,717,975.99	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	3.79%	4.00%	4.00%

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	May 2015
Distribution Date	6/15/2015
Transaction Month	23
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.63%	52,280	98.12%	$566,685,832.54
30 - 60 Days	1.08%	572	1.48%	$8,558,592.76
61 - 90 Days	0.25%	131	0.34%	$1,942,930.64
91 + Days	0.05%	25	0.06%	$375,224.43
		53,008		$577,562,580.37
Total
Delinquent Receivables 61 + days past due	0.29%	156	0.40%	$2,318,155.07
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.24%	128	0.31%	$1,907,209.30
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.21%	118	0.27%	$1,759,989.42
Three-Month Average Delinquency Ratio	0.25%		0.33%

Repossession in Current Period		24		$326,704.01
Repossession Inventory		79		$245,294.02

Charge-Offs
Gross Principal of Charge-Off for Current Period				$727,278.18
Recoveries				$(559,677.74)
Net Charge-offs for Current Period				$167,600.44

Beginning Pool Balance for Current Period				$610,221,480.09

Net Loss Ratio				0.33%
Net Loss Ratio for 1st Preceding Collection Period				-0.04%
Net Loss Ratio for 2nd Preceding Collection Period				0.35%
Three-Month Average Net Loss Ratio for Current Period				0.21%

Cumulative Net Losses for All Periods				$12,312,775.98
Cumulative Net Losses as a % of Initial Pool Balance				0.80%

Principal Balance of Extensions				$2,072,588.85
Number of Extensions				130